General	12 Months Ended
Dec. 31, 2024
General [Abstract]
GENERAL

NOTE 1 – GENERAL

a.	Steakholder Foods Ltd. (formerly Ophectra Real Estate and Investments Ltd., Meat-Tech 3D Ltd. and MeaTech 3D Ltd.) (the “Company”) was incorporated in Israel on July 22, 1992 as a private company limited by shares in accordance with the Companies Ordinance, 1983, and later a publicly-traded company whose ordinary shares were listed for trade on the Tel Aviv Stock Exchange (TASE). In March 2021, the Company completed an initial public offering on the Nasdaq Capital Market (Nasdaq), listing American Depositary Shares (ADSs), each representing one hundred (100) ordinary shares of no par value, for trade under the ticker STKH, and later voluntarily de-listed its ordinary shares from the TASE. The Company’s official address is 5 David Fikes St., Rehovot, Israel. In July 2022, the Company changed its name from MeaTech 3D Ltd. to Steakholder Foods Ltd.

b.	The Company’s foodtech activities were commenced in July 2019 by a company called MeaTech Ltd., which merged with the Company in January 2020 and became a fully-owned subsidiary, now called Steakholder Innovation Ltd. As the Company was the surviving entity of the merger, and continued the pre-merger business operations, utilizing the pre-merger management and employees of MeaTech Ltd., the transaction was treated as a reverse acquisition that does not constitute a business combination. The Company had two subsidiaries that ceased their operations, and therefore were deconsolidated in 2024.

c.

The Company is developing and selling two types of 3D-printing production machines, plant-based premix blends and plant-based products that aim to replicate the complex textures of traditional meats such as beef steaks, white fish, shrimp, and eel. Also, the Company is exploring the integration of cultivated cells, preparing for future advancements in food technology. The Company believes that its alternative protein and cultivated meat technologies hold significant potential to reduce the environmental impact of food production (including reducing carbon footprint and promoting biodiversity), improve the supply chain, and offer consumers a range of new product offerings.

d.

Since its inception, the Company has incurred significant losses and negative cash flows from operations and as of December 31, 2024, has an accumulated deficit of USD 78,697 thousand. The Company has financed its operations mainly through fundraising from various investors. The Company’s management expects that the Company may continue to generate losses and negative cash flows from operations for the foreseeable future. In considering the Company’s expected cash usage, the Company’s cash balance as of December 31, 2024, and as of the date of approval of the financial statements is not sufficient to continue the Company’s operations for at least 12 months from the date of approval of the financial statements, which raises substantial doubt about the Company’s ability to continue as a going concern.

In order to continue the Company’s operations, including research and development and sales and marketing, the Company is looking to secure financing from various sources, including capital inflows from strategic partnerships or additional investment funding (See also Note 17). There is no assurance that the Company will be successful in obtaining the level of financing necessary to finance its operations. If the Company is unsuccessful in securing sufficient financing, it may need to cease operations. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

e.	In October 2023, Israel was attacked by a terrorist organization and entered a state of war. As of the date of these consolidated financial statements, the war in Israel is ongoing and continues to evolve. The Company’s activities in Israel have not been substantially affected. During the year ended December 31, 2024, the impact of this war on the Company’s results of operations and financial condition was immaterial, however such impact may increase, and even become material, as a result of the continuation, escalation or expansion of such war. In such a scenario, the Company may encounter difficulties in raising funds and establishing new collaborations with foreign companies.